SIMPSON THACHER & BARTLETT LLP

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NEW YORK, N.Y. 10017-3954

(212) 455-2000

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DIRECT DIAL NUMBER (212) 455-2812	E-MAIL ADDRESS rfenyes@stblaw.com

VIA EDGAR TRANSMISSION	October 6, 2009

Re:	SunGard Data Systems Inc.
Amendment No. 1 to Registration Statement on
Form S-4; File No. 333-160514

Ms. Barbara C. Jacobs

Mr. Matthew Crispino

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Ms. Jacobs and Mr. Crispino:

On behalf of SunGard Data Systems Inc. (the “Company”), we are responding to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”), dated October 2, 2009 (the “Comment Letter”), relating to the above-referenced Registration Statement on Form S-4 filed on September 15, 2009 (the “Registration Statement”). We will respond to the Staff’s comment relating to the Amendment No. 1 to Registration Statement on Form S-1 (File No. 333-158657) under separate cover simultaneously with the filing of Amendment No. 2 to that Registration Statement. The Company is filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”) concurrently with this letter.

Form S-4/A

Exhibit 5.2

2.	The opinion states that it may not be relied upon by any person without counsel’s written consent. Please file a revised legality opinion that eliminates this disclaimer since investors should be entitled to rely upon the opinion.

In response to the Staff’s comment, Exhibit 5.2 has been revised to eliminate the disclaimer and is filed as Exhibit 5.2 to Amendment No. 2.

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Securities and Exchange Commission	-2-	October 6, 2009

Please call me at (212-455-2812) or Ryan Bekkerus (212-455-2293) of my firm if you wish to discuss our responses to the Comment Letter.

Very truly yours,

/s/ Richard A. Fenyes

Richard A. Fenyes